Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Reorganization [Abstract]
Summary of carrying values of assets and liabilities

As at October 3, 2023, the carrying value of Lithium Americas (NewCo) which was distributed comprised the following assets and liabilities:

$
Assets
Cash and cash equivalents	275,499
Receivables, prepaids and deposits	16,877
Property, plant and equipment	131,182
Exploration and evaluation assets	770
Investment in Green Technology Metals	3,590
Investment in Ascend Elements	8,582
Assets distributed upon separation	436,500

Liabilities
Accounts payable and accrued liabilities	(17,157)
Current portion of long-term liabilities	(808)
GM transaction derivative liability	(370)
Decommissioning provision	(601)
Other liabilities	(4,617)
Liabilities distributed upon separation	(23,553)

Net assets distributed upon separation	412,947

Summary of Results and Cash Flows

The results and cash flows of Lithium Americas (NewCo) for the period from January 1, 2023 to October 3, 2023, and for the year ended December 31, 2022 presented as discontinued operations are as follows:

	Period from January 1, 2023 to October 3, 2023	Year Ended December 31, 2022
	$	$
EXPENSES
Exploration and evaluation expenditures	(5,779)	(44,464)
General and administrative	(8,073)	(9,544)
Equity compensation	(5,309)	(4,036)
	(19,161)	(58,044)
OTHER ITEMS
Transaction costs	(10,095)	-
Gain/(loss) on financial instruments measured at fair value	32,545	(2,564)
Finance costs	(43)	(447)
Other (loss)/income	(10)	14
Gain on distribution of assets upon separation	1,267,552	-
	1,289,949	(2,997)

INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	1,270,788	(61,041)

	Years Ended December 31,
	2023	2022
	$	$
Cash used in operating activities by discontinued operations	(30,679)	(48,453)
Cash used by investing activities by discontinued operations	(116,804)	(20,320)
Cash provided/(used) in financing activities by discontinued operations	302,755	(374)